Summary of Outstanding Warrants and Estimated Fair Value for Each Warrants (Detail) (USD $) In Thousands, except Share data, unless otherwise specified		1 Months Ended	9 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2002 Series A convertible preferred stock [Member]	Sep. 30, 2013 Series A convertible preferred stock [Member]	Dec. 31, 2012 Series A convertible preferred stock [Member]	Dec. 31, 2011 Series A convertible preferred stock [Member]	Feb. 28, 2005 Series A convertible preferred stock [Member]	Jun. 30, 2004 Series A convertible preferred stock [Member]	Dec. 31, 2012 Series A convertible preferred stock [Member] Period One [Member]	Dec. 31, 2011 Series A convertible preferred stock [Member] Period One [Member]	Dec. 31, 2012 Series A convertible preferred stock [Member] Period Two [Member]	Dec. 31, 2011 Series A convertible preferred stock [Member] Period Two [Member]	Dec. 31, 2012 Series A convertible preferred stock [Member] Period Three [Member]	Dec. 31, 2011 Series A convertible preferred stock [Member] Period Three [Member]
Class of Warrant or Right [Line Items]
Warrants expiration dates		December 2012	January 2014					December 2012		January 2014
Warrants expiration description												Earlier of: (i) April 2015 or (ii) the closing of an initial public offering of our common stock
Warrant to purchase preferred stock, per share	13.00	12.30	12.30			12.30	12.30	12.30		12.30		12.30
Warrant to purchase preferred stock, number of shares		3,902	2,304	83,604	87,506	81,300	2,304		3,902	2,304	2,304	81,300	81,300
Estimate fair value				$ 563	$ 682				$ 20	$ 12	$ 16	$ 551	$ 646